Share Based Compensation - Restricted Ordinary Shares Rollforward (Details) - Restricted Ordinary Shares - $ / shares	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Number of restricted shares
Unvested and outstanding beginning balance (shares)	314,744	708,834
Granted (shares)	0	0
Vested (shares)	(222,392)	(389,755)
Forfeited (shares)	(1,969)	(4,335)
Unvested and outstanding ending balance (shares)	90,383	314,744
Weighted average grant date fair value
Unvested and outstanding beginning balance (usd per share)	$ 4.22	$ 4.10
Granted (usd per share)	0	0.00
Vested (usd per share)	4.24	4.31
Forfeited (usd per share)	4.44	4.43
Unvested and outstanding ending balance (usd per share)	$ 4.17	$ 4.22